Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other operating expenses [abstract]
Other operating expenses

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Cost related to lease of investment property	(13,453)	(13,904)	(13,738)
Others	(20,418)	(10,371)	(7,641)

	(33,871)	(24,275)	(21,379)